Eaton Vance
Government Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.1%
Security	Principal Amount (000's omitted)	Value
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	$3,000	$ 3,020,137
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,000	859,203
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(2)	2,268	2,266,121
STAR Trust, Series 2021-SFR1, Class H, 8.246%, (1 mo. SOFR + 4.564%), 4/17/38(1)(3)	500	500,663
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	2,000	1,942,822
Total Asset-Backed Securities (identified cost $8,085,935)		$ 8,588,946

Collateralized Mortgage Obligations — 69.1%
Security	Principal Amount (000's omitted)	Value
BofA Lending Facility, 12.35%, (SOFR + 4.00%), 6/16/28(3)	$724	$ 726,625
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	1,195	1,174,761
Champs Trust:
Series 2024-1, Class A, 6.908%, 7/25/59(1)(4)	2,254	2,324,303
Series 2024-2, Class A, 8.753%, 11/25/59(1)(4)	1,737	1,798,143
Series 2024-3, Class A, 6.582%, 1/25/60(1)(4)	1,017	1,055,761
Series 2025-2, Class A, 8.319%, 10/25/60(1)(4)	3,005	3,117,780
CHNGE Mortgage Trust:
Series 2023-1, Class A1, 7.065%, 3/25/58(1)(4)	269	268,700
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(2)	907	911,417
EFMT, Series 2025-NQM3, Class B2, 7.336%, 8/25/70(1)(4)	2,330	2,321,008
FARM Mortgage Trust, Series 2023-1, Class B, 3.038%, 3/25/52(1)(4)	2,860	2,205,233
Federal Home Loan Mortgage Corp.:
Series 1822, Class Z, 6.90%, 3/15/26	0(5)	37
Series 2075, Class PH, 6.50%, 8/15/28	6	6,636
Series 2091, Class ZC, 6.00%, 11/15/28	20	20,747
Series 2102, Class Z, 6.00%, 12/15/28	5	5,215
Series 2115, Class K, 6.00%, 1/15/29	13	12,679
Series 2142, Class Z, 6.50%, 4/15/29	17	17,234
Series 4107, Class SA, 0.334%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	419	253,431
Series 4107, Class SB, 0.334%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	208	123,664
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4107, Class SC, 0.334%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	$500	$ 296,546
Series 4107, Class SD, 0.334%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	373	221,507
Series 4204, Class AF, 4.915%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(3)	540	521,856
Series 4259, Class UE, 2.50%, 5/15/43	133	130,752
Series 4623, Class SK, 0.775%, (3.49% - 30-day SOFR Average x 0.714), 10/15/46(6)	259	124,089
Series 4938, Class KZ, 2.50%, 12/25/49	688	419,419
Series 5031, Class Z, 2.50%, 10/25/50	1	292
Series 5039, Class ZJ, 2.00%, 11/25/50	105	48,296
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	1,266	511,658
Series 5093, Class Z, 3.00%, 1/25/51	0(5)	41
Series 5101, Class EZ, 2.00%, 3/25/51	573	233,138
Series 5104, Class WZ, 3.00%, 4/25/51	138	85,598
Series 5114, Class ZH, 3.00%, 5/25/51	61	33,823
Series 5123, Class JZ, 2.00%, 7/25/51	115	56,395
Series 5129, Class HZ, 1.25%, 4/25/50	172	69,748
Series 5159, Class ZT, 3.00%, 11/25/51	817	584,704
Series 5300, Class EY, 6.00%, 12/25/52	2,000	2,080,647
Series 5324, Class MZ, 6.00%, 7/25/53	3,881	4,038,287
Series 5381, Class Z, 5.50%, 2/25/54	4,464	4,507,867
Series 5391, Class EZ, 5.50%, 3/25/54	4,444	4,507,945
Series 5453, Class DZ, 5.50%, 9/25/54	4,323	4,381,809
Series 5478, Class SG, 7.376%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	1,775	1,814,832
Series 5481, Class HZ, 5.50%, 12/25/54	1,599	1,624,596
Series 5491, Class CZ, 5.50%, 1/25/55	1,592	1,620,734
Series 5500, Class ZG, 5.50%, 10/25/54	4,226	4,290,284
Series 5508, Class SC, 9.908%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	3,221	3,535,426
Series 5535, Class MB, 7.747%, (30-day SOFR Average + 4.05%), 5/25/55(6)	3,148	3,219,438
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(6)	2,610	2,692,277
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(6)	2,716	2,802,652
Series 5592, Class ZC, 6.00%, 5/25/55	3,508	3,506,679
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	1,711	345,495
Series 4749, Class IL, 4.00%, 12/15/47	617	125,568
Series 4756, Class KI, 4.00%, 1/15/48	685	136,272
Series 4768, Class IO, 4.00%, 3/15/48	490	99,616
Series 4772, Class PI, 4.00%, 1/15/48	726	144,443
Series 4966, Class SY, 2.238%, (5.936% - 30-day SOFR Average), 4/25/50(6)	1,725	218,000
Series 5008, Class IE, 2.00%, 9/25/50	3,844	479,463

Eaton Vance
Government Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5010, Class I, 2.00%, 9/25/50	$2,895	$ 363,239
Series 5010, Class IN, 2.00%, 9/25/50	2,027	251,505
Series 5010, Class NI, 2.00%, 9/25/50	2,409	299,145
Series 5016, Class UI, 2.00%, 9/25/50	2,340	291,821
Series 5017, Class DI, 2.00%, 9/25/50	4,095	510,687
Series 5024, Class CI, 2.00%, 10/25/50	4,388	545,943
Series 5025, Class GI, 2.00%, 10/25/50	987	124,976
Series 5028, Class TI, 2.00%, 10/25/50	1,208	112,349
Series 5038, Class DI, 2.00%, 11/25/50	6,222	771,888
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	3,777	96,856
Series 5070, Class CI, 2.00%, 2/25/51	7,117	944,526
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	882	737,709
Series 3435, Class PO, 0.00%, 4/15/38	865	716,480
Series 4239, Class OU, 0.00%, 7/15/43	319	196,220
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.312%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	1,000	1,125,760
Series 2022-DNA4, Class B2, 13.947%, (30-day SOFR Average + 10.25%), 5/25/42(1)(3)	2,000	2,215,923
Federal National Mortgage Association:
Series 2001-81, Class HE, 6.50%, 1/25/32	102	106,550
Series 2012-133, Class WS, 0.529%, (3.696% - 30-day SOFR Average x 0.833), 12/25/42(6)	305	193,053
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,190	858,555
Series 2013-6, Class TY, 1.50%, 2/25/43	795	566,616
Series 2013-58, Class SC, 0.282%, (5.828% - 30-day SOFR Average x 1.50), 6/25/43(6)	323	189,155
Series 2020-63, Class ZN, 3.00%, 9/25/50	101	59,294
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	2,079,684
Series 2023-13, Class LY, 6.00%, 4/25/53	2,000	2,082,012
Series 2023-14, Class EL, 6.00%, 4/25/53(9)	7,000	7,296,864
Series 2024-105, Class KT, 0.125%, 1/25/55	3,119	2,731,988
Series 2025-7, Class EZ, 5.50%, 2/25/55	1,585	1,607,234
Series 2025-12, Class FM, 7.697%, (30-day SOFR Average + 4.00%), 3/25/55(3)	916	947,208
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(6)	3,874	3,964,813
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(6)	2,789	2,778,495
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (5.936% - 30-day SOFR Average, Cap 0.05%), 10/25/42(6)	9,110	25,928
Series 2018-21, Class IO, 3.00%, 4/25/48	1,916	314,516
Series 2019-1, Class SA, 1.588%, (5.286% - 30-day SOFR Average), 2/25/49(6)	984	55,531
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-23, Class SP, 2.238%, (5.936% - 30-day SOFR Average), 2/25/50(6)	$1,746	$ 222,931
Series 2020-45, Class HI, 2.50%, 7/25/50	2,674	394,394
Series 2020-45, Class IJ, 2.50%, 7/25/50	4,160	603,518
Series 2020-73, Class NI, 2.00%, 10/25/50	624	78,900
Series 2021-3, Class KI, 2.50%, 2/25/51	5,721	849,232
Series 2021-3, Class LI, 2.50%, 2/25/51	5,612	818,616
Series 2021-4, Class AI, 2.00%, 12/25/49	8,154	968,120
Series 2021-10, Class EI, 2.00%, 3/25/51	3,339	454,903
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	585	488,241
Series 2014-9, Class DO, 0.00%, 2/25/43	461	376,178
Series 2014-17, Class PO, 0.00%, 4/25/44	869	633,172
Series 2023-55, Class OE, 0.00%, 11/25/53	3,575	3,055,289
Government National Mortgage Association:
Series 2016-168, Class JS, 0.208%, (4.336% - 1 mo. SOFR x 1.116), 11/20/46(6)	32	16,723
Series 2017-137, Class AF, 4.29%, (1 mo. SOFR + 0.614%), 9/20/47(3)	714	700,613
Series 2020-84, Class BZ, 2.50%, 6/20/50	721	399,549
Series 2021-1, Class ZD, 3.00%, 1/20/51	144	86,953
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,192
Series 2021-77, Class ZG, 3.00%, 7/20/50	51	29,701
Series 2021-114, Class JZ, 3.00%, 6/20/51	196	121,962
Series 2021-121, Class ZE, 2.50%, 7/20/51	39	19,331
Series 2021-131, Class ZN, 3.00%, 7/20/51	323	222,918
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,202	1,438,704
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,804	1,148,905
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,790	1,340,749
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,214	715,252
Series 2021-177, Class JZ, 3.00%, 10/20/51	531	370,916
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,130	842,403
Series 2022-173, Class S, 9.156%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	1,109	1,215,820
Series 2022-189, Class US, 9.156%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	1,327	1,456,955
Series 2022-195, Class AS, 9.424%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	742	834,421
Series 2022-197, Class SW, 7.433%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	1,016	1,058,536
Series 2023-53, Class AL, 5.50%, 4/20/53	4,000	4,102,061
Series 2023-53, Class SE, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	1,594	1,720,933
Series 2023-63, Class LB, 6.00%, 5/20/53	3,000	3,131,624
Series 2023-63, Class S, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,086	1,171,880
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,277,422
Series 2023-65, Class G, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,518	1,653,681

Eaton Vance
Government Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-65, Class SB, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	$1,198	$ 1,279,759
Series 2023-66, Class S, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	545	587,981
Series 2023-82, Class AL, 6.00%, 6/20/53(9)	6,000	6,263,339
Series 2023-84, Class MW, 6.00%, 6/20/53(9)	3,500	3,620,122
Series 2023-84, Class SN, 8.797%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	1,093	1,172,959
Series 2023-96, Class BL, 6.00%, 7/20/53	2,500	2,611,735
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,609,565
Series 2023-97, Class CB, 6.00%, 7/20/53	3,000	3,119,888
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,565,726
Series 2023-98, Class JB, 6.00%, 7/20/53(9)	3,000	3,131,316
Series 2023-99, Class AL, 6.00%, 7/20/53(9)	4,000	4,175,295
Series 2023-117, Class JB, 6.00%, 8/20/53	2,000	2,087,528
Series 2023-150, Class AS, 13.271%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	914	1,076,260
Series 2023-164, Class EL, 6.00%, 11/20/53(9)	5,000	5,214,909
Series 2023-164, Class LD, 6.50%, 11/20/53(9)	4,778	5,025,004
Series 2023-165, Class DY, 6.00%, 11/20/53(9)	10,000	10,353,451
Series 2023-165, Class EY, 6.50%, 11/20/53(9)	19,000	19,998,384
Series 2023-173, Class AX, 6.00%, 11/20/53	5,000	5,214,945
Series 2023-182, Class EL, 6.00%, 12/20/53(9)	2,500	2,603,487
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,152	2,188,196
Series 2024-196, Class Z, 5.50%, 12/20/54	1,061	1,070,160
Series 2025-62, Class FM, 7.903%, (30-day SOFR Average + 4.20%), 4/20/55(3)	1,401	1,448,886
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(6)	1,520	1,562,293
Series 2025-82, Class FL, 8.203%, (30-day SOFR Average + 4.50%), 5/20/55(3)	1,819	1,882,148
Series 2025-83, Class MU, 8.003%, (30-day SOFR Average + 4.30%), 4/20/55(3)	762	780,068
Series 2025-90, Class MB, 8.003%, (30-day SOFR Average + 4.30%), 5/20/55(3)	3,047	3,124,294
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	3,875	4,058,201
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	3,875	4,047,919
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	3,888	4,060,575
Series 2025-139, Class MT, 7.003%, (30-day SOFR Average + 3.30%), 4/20/55(3)	1,415	1,445,268
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(6)	1,992	2,066,191
Series 2026-5, Class QS, 9.86%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(6)	7,500	8,299,715
Security	Principal Amount (000's omitted)	Value
Interest Only:(7)
Series 2013-66, Class IE, 0.05%, (6.636% - 1 mo. SOFR x 1.00, Cap 0.05%), 7/20/42(6)	$5,014	$ 10,077
Series 2014-94, Class IC, 0.10%, (6.286% - 1 mo. SOFR x 1.00, Cap 0.10%), 9/20/35(6)	6,702	19,060
Series 2014-100, Class VI, 0.15%, (6.486% - 1 mo. SOFR x 1.00, Cap 0.15%), 5/20/40(6)	3,009	14,169
Series 2014-139, Class BI, 0.25%, (6.536% - 1 mo. SOFR x 1.00, Cap 0.25%), 11/20/37(6)	2,285	11,166
Series 2018-127, Class SG, 2.46%, (6.136% - 1 mo. SOFR), 9/20/48(6)	2,247	249,187
Series 2019-27, Class SA, 2.26%, (5.936% - 1 mo. SOFR), 2/20/49(6)	1,541	163,325
Series 2019-38, Class SQ, 2.26%, (5.936% - 1 mo. SOFR), 3/20/49(6)	1,982	220,506
Series 2019-43, Class BS, 2.26%, (5.936% - 1 mo. SOFR), 4/20/49(6)	2,787	296,697
Series 2020-32, Class KI, 3.50%, 3/20/50	3,039	483,746
Series 2020-65, Class MI, 2.50%, 12/20/49	2,225	284,200
Series 2020-97, Class MI, 2.50%, 3/20/50	1,470	200,307
Series 2020-146, Class IQ, 2.00%, 10/20/50	8,766	1,071,117
Series 2020-146, Class QI, 2.00%, 10/20/50	4,665	566,838
Series 2020-149, Class NI, 2.50%, 10/20/50	9,235	1,439,033
Series 2020-165, Class UI, 2.00%, 11/20/50	3,867	477,438
Series 2020-167, Class KI, 2.00%, 11/20/50	6,070	743,590
Series 2020-167, Class YI, 2.00%, 11/20/50	4,910	621,814
Series 2020-173, Class DI, 2.00%, 11/20/50	7,301	926,902
Series 2020-181, Class TI, 2.00%, 12/20/50	12,463	1,585,999
Series 2021-23, Class TI, 2.50%, 2/20/51	5,891	896,270
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(6)	3,690	16,841
Series 2021-114, Class MI, 3.00%, 6/20/51	3,930	656,043
Series 2021-122, Class NI, 3.00%, 7/20/51	2,703	452,924
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	3,342	76,295
Series 2021-131, Class QI, 3.00%, 7/20/51	4,966	621,103
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(6)	2,849	4,723
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	14,561	27,335
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	7,339	13,761
Series 2021-193, Class IU, 3.00%, 11/20/49	10,934	1,529,749
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	6,891	37,881
Series 2021-196, Class GI, 3.00%, 11/20/51	5,153	822,349
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	35,561	185,330
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	10,604	138,648

Eaton Vance
Government Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	$14,831	$ 96,119
Series 2023-13, Class SA, 1.697%, (5.40% - 30-day SOFR Average), 1/20/53(6)	2,874	104,719
Series 2023-19, Class SD, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(6)	2,505	152,025
Series 2023-20, Class HS, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(6)	2,613	158,921
Series 2023-22, Class ES, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(6)	3,949	240,147
Series 2023-22, Class SA, 1.997%, (5.70% - 30-day SOFR Average), 2/20/53(6)	1,799	80,378
Series 2023-24, Class SB, 1.447%, (5.15% - 30-day SOFR Average), 2/20/53(6)	7,897	271,429
Series 2023-24, Class SG, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(6)	3,949	239,871
Series 2023-32, Class SA, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(6)	7,404	449,757
Series 2023-38, Class LS, 2.597%, (6.30% - 30-day SOFR Average), 3/20/53(6)	2,464	145,839
Series 2023-47, Class HS, 2.597%, (6.30% - 30-day SOFR Average), 3/20/53(6)	813	48,127
Series 2023-47, Class SC, 2.547%, (6.25% - 30-day SOFR Average), 3/20/53(6)	1,234	72,346
Series 2023-89, Class SE, 2.347%, (6.05% - 30-day SOFR Average), 6/20/53(6)	21,443	1,104,454
Series 2024-64, Class EI, 6.50%, 4/20/64	2,778	428,534
JPM Lending Facility, 10.671%, (SOFR + 7.00%), 7/15/29(3)	2,888	2,904,825
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.173%, (1 mo. SOFR + 6.50%), 5/25/59(1)(3)	2,000	2,014,578
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	7,860	7,485,436
Total Collateralized Mortgage Obligations (identified cost $288,122,416)		$ 283,646,282

Government National Mortgage Association Participation Agreements — 3.9%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.41%, 1/1/59(10)	$14,145	$ 14,169,349
Government National Mortgage Association Participation Agreements, Mezzanine Tranche, 7.921%, 9/10/27	1,957	1,956,015
Total Government National Mortgage Association Participation Agreements (identified cost $16,102,295)		$ 16,125,364

U.S. Department of Agriculture Loans — 5.8%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	$8,324	$ 8,326,180
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	4,136	4,137,218
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	11,456	11,459,555
Total U.S. Department of Agriculture Loans (identified cost $23,915,844)		$ 23,922,953

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7) Series 2021-SB91, Class X1, 0.56%, 8/25/41(4)	$4,248	$ 111,481
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.676%, 4/16/63(4)	8,512	428,543
Series 2021-132, Class IO, 0.72%, 4/16/63(4)	8,279	436,755
Series 2021-144, Class IO, 0.823%, 4/16/63(4)	8,071	487,812
Series 2021-186, Class IO, 0.763%, 5/16/63(4)	9,072	484,841
Series 2022-3, Class IO, 0.64%, 2/16/61(4)	9,241	438,602
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $2,860,183)		$ 2,388,034

U.S. Government Agency Mortgage-Backed Securities — 67.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.125%, (COF + 1.254%), with maturity at 2034(11)	$39	$ 38,135
4.341%, (COF + 1.254%), with maturity at 2035(11)	74	71,623
4.50%, with maturity at 2035	320	317,647
5.00%, with maturity at 2052(9)	3,785	3,756,753
5.50%, with various maturities to 2052	1,318	1,343,884
5.50%, with maturity at 2053(9)	1,499	1,535,186
6.00%, with maturity at 2052(9)	830	857,529
6.00%, with various maturities to 2053	3,204	3,300,002
6.264%, (1 yr. CMT + 2.251%), with maturity at 2038(11)	230	235,035

Eaton Vance
Government Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.273%, (1 yr. CMT + 2.238%), with maturity at 2036(11)	$260	$ 264,882
6.50%, with various maturities to 2053	661	696,266
9.00%, with maturity at 2027	0(5)	63
Federal National Mortgage Association:
4.03%, (COF + 1.25%), with maturity at 2026(11)	4	4,112
4.034%, (COF + 1.254%), with maturity at 2034(11)	114	111,627
4.083%, (COF + 1.254%), with maturity at 2035(11)	12	11,648
4.125%, (COF + 1.254%), with maturity at 2034(11)	16	15,234
4.145%, (COF + 1.274%), with maturity at 2033(11)	112	109,598
4.156%, (COF + 1.291%), with maturity at 2035(11)	42	40,883
4.173%, (COF + 1.302%), with maturity at 2033(11)	69	67,324
4.365%, (COF + 1.261%), with maturity at 2036(11)	54	52,520
4.445%, (COF + 1.33%), with maturity at 2036(11)	98	95,768
4.643%, (COF + 1.26%), with maturity at 2036(11)	11	11,009
4.681%, (COF + 1.852%), with maturity at 2034(11)	68	67,560
4.907%, (COF + 1.74%), with maturity at 2035(11)	247	243,808
5.00%, with maturity at 2027	10	10,322
5.071%, (COF + 1.80%), with maturity at 2036(11)	892	879,046
5.079%, (1 Yr. MTA + 1.164%), with maturity at 2044(11)	116	115,470
5.50%, with various maturities to 2052	3,676	3,766,291
6.00%, with various maturities to 2053(9)	4,469	4,614,664
6.00%, with various maturities to 2053	1,854	1,907,880
6.042%, (1 yr. CMT + 2.10%), with maturity at 2040(11)	102	104,091
6.50%, with various maturities to 2053	4,236	4,419,243
8.406%, with maturity at 2030	0(5)	55
8.50%, with maturity at 2037	19	20,047
Government National Mortgage Association:
3.00%, 30-Year, TBA(12)	44,680	40,326,287
3.50%, with maturity at 2050	430	401,448
4.00%, with various maturities to 2049	1,097	1,047,272
4.50%, with various maturities to 2049	302	297,723
5.00%, with various maturities to 2052	4,394	4,434,053
5.00%, with maturity at 2052(9)	3,505	3,538,521
5.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(11)	19	19,270
5.50%, with various maturities to 2053(9)	3,147	3,247,500
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
5.50%, with maturity at 2055(13)	$3,343	$ 3,389,330
5.50%, with various maturities to 2063	27,947	28,676,435
6.00%, with various maturities to 2054(9)	12,457	12,960,868
6.00%, with various maturities to 2063	32,647	33,984,146
6.50%, with various maturities to 2063(9)	7,925	8,284,054
6.50%, with various maturities to 2066	24,881	25,999,571
7.00%, with maturity at 2053(9)	3,052	3,207,851
7.00%, with various maturities to 2062	9,670	10,081,455
7.50%, with various maturities to 2054	334	348,193
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(12)	31,480	27,893,249
5.00%, 30-Year, TBA(12)	17,800	17,799,305
5.50%, 30-Year, TBA(12)	21,000	21,302,695
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $273,431,166)		$ 276,324,431

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(14)(15)
Series 2018-4, Class A, 2.20%, 2/25/44(1)	$9,383	$ 388,351
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $3,747,484)		$ 388,351

Short-Term Investments — 2.1%
Affiliated Fund — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(16)	7,001,633	$ 7,001,633
Total Affiliated Fund (identified cost $7,001,633)		$ 7,001,633

Eaton Vance
Government Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 3/10/26(13)	$1,540	$ 1,534,424
Total U.S. Treasury Obligations (identified cost $1,534,126)		$ 1,534,424
Total Short-Term Investments (identified cost $8,535,759)		$ 8,536,057
Total Purchased Swaptions — 0.0%† (identified cost $71,620)		$ 45,584
Total Investments — 151.1% (identified cost $624,872,702)		$ 619,966,002

TBA Sale Commitments — (16.7)%
U.S. Government Agency Mortgage-Backed Securities — (16.7)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(12)	$ (13,200)	$ (11,896,186)
3.00%, 30-Year, TBA(12)	(31,480)	(28,419,788)
3.00%, 30-Year, TBA(12)	(31,480)	(28,395,196)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $68,557,918)		$ (68,711,170)
Total TBA Sale Commitments (proceeds $68,557,918)		$ (68,711,170)
Other Assets, Less Liabilities — (34.4)%		$(140,908,564)
Net Assets — 100.0%		$ 410,346,268
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $36,996,100 or 9.0% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at January 31, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2026.
(5)	Principal amount is less than $500.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2026.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(11)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2026.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(14)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(15)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2026, of all interest only securities comprising the trust.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Eaton Vance
Government Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/6/28 to pay 3.64% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	28,000,000	5/4/26	$45,584
Total					$45,584
†	Amount is less than 0.05% or (0.05)%, as applicable.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,580	Long	3/31/26	$172,108,907	$(1,290,304)
					$(1,290,304)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	14,230	Receives	SOFR (pays annually)	3.76% (pays annually)	4/12/55	$1,149,869	$ —	$1,149,869
Total						$1,149,869	$ —	$1,149,869
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$3,000	5.50% (pays monthly)(4)	5.46%	10/10/29	$18,408	$ —	$18,408
U.S. Single Family Rental	Goldman Sachs International	2,154	7.85% (pays monthly)(4)	7.64	3/18/28	22,528	1,775	24,303
Total		$5,154				$40,936	$1,775	$42,711

Eaton Vance
Government Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $5,154,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The  Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	1/22/26	On Demand(1)	3.87%	$4,027,456	$ 4,031,352
Bank of Montreal	1/22/26	On Demand(1)	3.90	6,875,797	6,882,501
MUFG Securities Americas, Inc.	1/5/26	On Demand(1)	3.90	36,229,595	36,331,642
TD Securities (USA) LLC	12/11/25	On Demand(1)	3.83	28,891,651	29,048,413
TD Securities (USA) LLC	12/11/25	On Demand(1)	3.88	29,178,966	29,339,353
Total				$105,203,465	$105,633,261
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2026, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2026, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. Government Agency Mortgage-Backed Securities and Collateralized Mortgage Obligations having an aggregate market value of $109,435,481. The Fund also pledged cash of $330,000 as additional collateral for its reverse repurchase obligations.

Eaton Vance
Government Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2026.
Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,001,633, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$51,477,974	$(44,476,341)	$ —	$ —	$7,001,633	$52,831	7,001,633
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 8,588,946	$ —	$ 8,588,946
Collateralized Mortgage Obligations	—	283,646,282	—	283,646,282
Government National Mortgage Association Participation Agreements	—	16,125,364	—	16,125,364
U.S. Department of Agriculture Loans	—	23,922,953	—	23,922,953
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,388,034	—	2,388,034
U.S. Government Agency Mortgage-Backed Securities	—	276,324,431	—	276,324,431
U.S. Government Guaranteed Small Business Administration Loans	—	388,351	—	388,351
Short-Term Investments:
Affiliated Fund	7,001,633	—	—	7,001,633
U.S. Treasury Obligations	—	1,534,424	—	1,534,424
Purchased Interest Rate Swaptions	—	45,584	—	45,584
Total Investments	$7,001,633	$612,964,369	$—	$619,966,002
Swap Contracts	$ —	$ 1,190,805	$ —	$ 1,190,805
Total	$7,001,633	$614,155,174	$—	$621,156,807

Eaton Vance
Government Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
TBA Sale Commitments	$ —	$(68,711,170)	$ —	$(68,711,170)
Futures Contracts	(1,290,304)	—	—	(1,290,304)
Total	$(1,290,304)	$(68,711,170)	$ —	$(70,001,474)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.